Leasing Obligations - Schedule of Future Minimum Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Capital Leases
2012	$ 122
2013	59
2014	19
2015	0
2016	0
Thereafter	0
Total minimum lease payments	200
Less amount representing interest	(17)
Present value of net minimum capital lease payments	183
Less current portion	(112)
Obligations under capital leases, excluding current installments	71
Operating Leases
2012	44,316
2013	31,173
2014	20,876
2015	15,338
2016	10,078
Thereafter	42,210
Total minimum lease payments	$ 163,991